Shareholder Fees - VIPSectorFunds-InitialComboPRO	Apr. 30, 2025 USD ($)
VIPSectorFunds-InitialComboPRO | VIP Communication Services Portfolio
Shareholder Fees:
(fees paid directly from your investment)